Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
504 First Lien Loans(b) — 79.29%
Hospitality Properties — 17.42%
McDonough Hospitality Plaza, LLC, Georgia, 12/1/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	$4,501,704	$4,500,000	$4,842,585
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	5.500%		10/1/2039	952,205	921,002	851,577
Vaibhav Laxmi, Inc., Illinois, 8/14/2015	5 Year Libor + 4.750% (6.500% Floor)	6.000	%(c)	9/1/2026	1,591,946	1,591,876	1,662,094
Total Hospitality Properties							7,356,256
Multi-Purpose Properties — 61.87%
1250 Philadelphia, LLC, California, 10/3/2014	5 Year Libor + 4.000% (5.930% Floor)	5.930%		10/15/2039	2,367,275	2,288,971	2,483,580
413 East 53rd Street, LLC, New York, 2/4/2014	3 Year Libor + 4.170% (4.950% Floor)	5.681%		2/1/2044	1,607,866	1,584,120	1,660,475
7410-7428 Bellaire, LLC, California, 8/22/2014	5 Year Libor + 4.000% (5.780% Floor)	5.780%		9/15/2039	2,213,212	2,139,590	2,126,881
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015	3 Year Libor + 4.000% (5.125% Floor)	6.836%		5/1/2040	309,920	297,130	309,280
AKT Elevon Partners, LLC, California, 9/17/2015	5 Year Libor + 3.880% (5.700% Floor)	4.970	%(c)	10/1/2045	3,962,834	3,965,182	4,153,052
CBERT Williston, LLC, North Dakota, 9/18/2015	5 Year Libor + 4.250% (5.132% Floor)	6.450%		1/1/2038	1,179,243	1,146,379	825,484
CV Investment Properties, LLC, Arizona, 5/29/2014	5 Year Libor + 4.750% (6.000% Floor)	7.821%		10/30/2038	433,400	413,372	453,870
Grigorian Investments, LLC, California, 9/2/2014(e)	5 Year Libor + 4.500% (6.330% Floor)	6.330%		9/15/2039	516,376	503,043	431,551
Marcus D. Chu, Tracey Chu, California, 3/13/2015	5 Year Libor + 4.750% (6.586% Floor)	6.586%		3/10/2040	1,697,007	1,623,896	1,765,224
Mariano D. Cibran, Florida, 5/23/2016	3 Year Libor + 5.160% (6.160% Floor)	6.240%		6/1/2046	1,250,533	1,211,628	1,256,640
Rayr Holdings, LLC, California, 7/31/2015	3 Year Libor + 5.775% (7.025% Floor)	8.628%		7/1/2045	920,405	877,826	908,980
Ruby View Investments, LLC, Nevada, 5/15/2014	5 Year Libor + 4.000% (6.500% Floor)	6.500%		6/26/2037	1,889,805	1,813,520	1,949,316
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014	Prime + 2.250% (5.500% Floor)	4.370	%(c)	2/15/2044	646,981	646,981	641,889

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016	1 Month Libor + 4.500%	4.660%		9/12/2023	$561,823	$558,058	$562,885
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,752,268	1,750,000	1,847,703
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year Libor + 3.720% (5.370% Floor)	6.073	%(c)	9/15/2044	1,774,008	1,773,947	1,890,087
Storage Fit, LLC, Texas, 2/12/2015	5 Year Libor + 5.750% (7.390% Floor)	5.140	%(c)	3/1/2045	341,122	341,401	353,948
Watson Kellogg Property, LLC, Idaho, 2/9/2015	5 Year Libor + 2.750% (5.700% Floor)	6.000%		6/1/2040	611,256	587,062	635,494
Watson Osburn Property, LLC, Idaho, 2/9/2015	5 Year Libor + 2.750% (5.700% Floor)	6.000%		6/1/2040	488,533	468,480	507,513
ZC Park, LLC, Arizona, 10/17/2014	5 Year Libor + 4.000% (5.880% Floor)	5.880%		10/15/2044	1,313,488	1,257,697	1,362,538
Total Multi-Purpose Properties							26,126,390
Total 504 First Lien Loans (identified cost of $32,883,210)							$33,482,646

	Shares	Fair Value
Short-Term Investments — 20.37%
Morgan Stanley Liquidity Fund - Institutional Class, 0.01%(f)	8,603,254	$8,603,254
Total Short-Term Investments (Cost $8,603,254)		8,603,254
Total Investments — 99.66% Cost ($41,486,464)		42,085,900
Other Assets in Excess of Liabilities — 0.34%		145,682
TOTAL NET ASSETS — 100.00%		$42,231,582

(a)	The states listed correspond to the location of the underlying collateral of the 504 First Lien Loan, which may differ from the location of the borrower.

(b)	504 First Lien Loans are restricted as to resale. The cost and fair value as of September 30, 2020 was $32,883,210 and $33,482,646, respectively. Fair value is determined using significant unobservable inputs.

(c)	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.

(d)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(e)	Currently in forbearance, whereas the borrow is not making interest or principal payments on the 504 First Lien Loan.

(f)	The rate shown is the annualized 7-day yield as of September 30, 2020.